Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities	The following table shows ROU assets and operating lease liabilities — related parties, and the associated financial statement line items as of June 30:
	2024	2023
Assets
Operating lease right-of-use assets, net	$91,388	$7,075

Liabilities
Operating lease liabilities, related parties, current	$85,626	$7,263
Operating lease liabilities, related parties, non-current	$7,276	$—

Weighted average remaining lease term (in years)	1.08	0.08
Weighted average discount rate (%)	3.63	2.75

Schedule of Operating Lease Activities	Information relating to operating lease activities during the years ended June 30, 2024, 2023 and 2022 are as follows:
	2024	2023	2022
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities, related parties	$168,500	$—	$170,459

Operating lease expenses
Amortization of right-of-use assets	$84,313	$84,795	$83,606
Interest of lease liabilities – related parties	4,479	1,482	3,443
Total operating lease expenses	$88,792	$86,277	$87,049

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
For the year ending June 30,	Year ended June 30, 2024
2025	$87,580
2026	7,298
Total lease payments	$94,878
Less: imputed interest	(1,976)
Total	$92,902